Fair Value Measurement - Summary of Significant Impact of Changes in Assumptions on Fair Value of Derivative Liabilities (Parenthetical) (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2015
Fair Value Disclosures [Abstract]
Change in fair value	$ (210)	$ 0 [1]	$ (307) [2]

[1]	The license agreement was executed in November 2014 and no change in the valuation occurred between the execution date and December 31, 2014.
[2]	The amount is included within research and development expenses on our condensed statement of operations and comprehensive loss. The change in fair value of the derivative liability for the three and six months ended June 30, 2015 was $210,000 and $307,000, respectively.